Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2025	2024	2023

Current year	(58)	(19)	(4)

Adjustments to prior years	16	20	9

Total current tax	(42)	1	5

(Origination) / reversal of temporary differences	12	31	247

Changes in tax rates / bases	(3)	-	(1)

Changes in deferred tax assets 1	9	-	(9)

Non-recognition of deferred tax assets	(61)	13	(61)

Adjustments to prior years	20	(29)	27

Total deferred tax (note 34)	(22)	15	204

Income tax benefit / (charge) for the year ended December 31	(65)	16	209

1	Changes due to recognition / write off of previously not recognized / recognized tax losses, tax credits, and deductible temporary differences.

Summary of Reconciliation Between Standard and Effective Income Tax

Reconciliation between standard and effective income tax	2025	2024	2023

Result before tax from continuing operations	1,045	660	(391)

Income tax calculated using weighted average applicable statutory tax rates	(187)	(119)	94

Differences due to the effects of:

Non-taxable income	76	44	39

Non-tax-deductible expenses	(9)	(12)	(12)

Changes in tax rate/base	(3)	-	(1)

Different tax rates on overseas earnings	(3)	(4)	(3)

Tax credits	36	41	34

Other taxes	(31)	(9)	-

Adjustments to prior years	35	(9)	36

Changes in deferred tax assets as a result of recognition / write-off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	10	1	(9)

Non-recognition of deferred tax assets	(61)	(28)	(20)

Tax effect of profit / (losses) from joint ventures and associates	75	110	47

Other	(2)	1	3

Total differences	123	135	115

Income tax benefit / (charge) for the year ended December 31	(65)	16	209

Summary of Income Tax Related to Components of Other Comprehensive Income

Income tax related to items of other comprehensive income	2025	2024	2023

Remeasurements of defined benefit plans	(4)	1	17

Items that will not be reclassified to profit or loss	(4)	1	17

Unrealized (Gains) / losses on revaluation of FVOCI investments	(419)	237	(487)

Revaluation reserve - Insurance contracts	174	(530)	397

Revaluation reserve - Reinsurance contracts	(22)	177	(126)

Changes in cash flow hedging reserve	49	45	42

Movement in foreign currency translation and net foreign investment hedging reserve	-	7	3

Items that may be reclassified subsequently to profit or loss	(218)	(64)	(171)

Total	(222)	(63)	(154)

Summary of Income Tax Recognized Directly in Retained Earnings

Income tax related to items recognized in retained earnings	2025	2024	2023

Equity instruments	15	(8)	17

Other	1	7	1

Total	16	(1)	18

Aegon Ltd. [member]
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2025	2024

Current tax	10	19

Income tax benefit/(charge) for the period	10	19

Reconciliation between standard and effective tax

Result before tax	(217)	(137)

Tax on result at Dutch corporate result tax rate	56	35

Differences due to the effect of:

Prior year adjustments	11	1

Non-tax-deductible expenses	(4)	(7)

Non-recognition of deferred tax assets	(53)	(11)

Total	10	19